Business Combination- Discontinued Operations, Sale of Other Disposal Groups and Selected Financial Information by Geographic Operating Segment - Summary of Condensed Combined Information of the Statement of Operations of Discontinued Operations (Detail) - MXN ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Discontinued Operations [line items]
Sales	$ 1,549	$ 8,979	$ 11,888
Other products (expenses), net	14	(2)	23
Net income	3,499	768	1,028
Croatia [Member]
Disclosure of Discontinued Operations [line items]
Sales		1,853	1,892
Cost of sales and operating expenses		(1,629)	(1,665)
Other products (expenses), net		(31)	13
Financial expenses, net and others		(24)	(35)
Earnings before income tax		169	205
Income tax		(29)	(43)
Net income		140	162
Pacific Northwest Materials And Concrete Pipe Business [Member] | United States, Bangladesh, Thailand, Austria, and Hungary [member]
Disclosure of Discontinued Operations [line items]
Sales	1,549	8,979	11,888
Cost of sales and operating expenses	(1,531)	(8,440)	(11,665)
Other products (expenses), net	14	(2)	23
Financial expenses, net and others	(3)	(57)	49
Earnings before income tax	29	480	295
Income tax	0	(101)	6
Net income	29	379	301
Net income of non-controlling interest	0	0	(15)
Net income of controlling interest	$ 29	$ 379	$ 286